Inventories	12 Months Ended
Dec. 31, 2022
Inventories Table
Inventories

8. Inventories

Inventories as at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Bunkers	$—	$1,187
Lubricants	10,048	8,462
Stores	1,643	1,358
Victualling	546	403
Total	$12,237	$11,410